Income Tax (Details) - Schedule of reconciliation of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of income tax expense [Abstract]
Loss before income taxes	$ (69,597,322)	$ (40,056,965)	$ (32,022,203)
Tax loss at the PRC statutory tax rate of 25%	(9,924,064)	(9,611,948)	(7,470,202)
Non-deductible items	20,182,632	7,353,006	5,046,957
Non-taxable items	(18,168,778)	(853,004)	(388,109)
Change in valuation allowance	16,013,504	1,764,787	1,281,472
Effect of different tax rates in other jurisdictions	568,584	178,444	526,348
Effect of 15% preferential rate for certain PRC subsidiaries	(545,541)	1,168,715	1,003,534
Prior year over provision			70,992
Income tax benefit (expense)	$ 8,126,337		$ 70,992